Salaries and other employee expenses	12 Months Ended
Dec. 31, 2024
Salaries and other employee expenses
Salaries and other employee expenses
The following table details salaries and other employee expenses:

	December 31,
	2024	2023	2022
Wages and salaries	23,755	20,837	18,135
Payroll taxes	3,207	2,809	2,196
Personnel benefits	18,827	19,047	12,344
Share-based payments	6,134	4,539	1,544
Total	51,923	47,232	34,219
A.    2015 Stock Incentive Plan – Directors and Executives
In February 2008, the Board of Directors of the Bank approved an incentive plan for directors and executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments and established service requirements as the sole condition of vesting. The maximum aggregate number of shares which may be granted under this plan is three million “Class E” common shares. The Stock Incentive Plan is administered by the Board of Directors who has the authority at its discretion to select the directors and executives to whom the awards may be granted to attract, retain, motivate, and compensate them for their contribution to the growth and profitability of the Bank; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan.
Restricted stocks are issued at the grant date but are withheld by the Bank until the vesting date. Restricted stock is entitled to receive dividends.
A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends.
The Bank issues or disposes of treasury stock and delivers common stock on the date on which the restricted stock units become unrestricted.
During 2024, 2023 and 2022, the Board of Directors approved the grant of restricted stock to directors and stock options and restricted stock units to certain executives of the Bank, as follows:
Restricted stock – Directors
The Board of Directors granted the directors “Class E” common shares for 57 thousand, 63 thousand and 57 thousand during the years 2024, 2023 and 2022, respectively.
The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on April 17, 2024, April 26, 2023 and April 27, 2022, respectively. The fair value of restricted stock granted totaled $1.7 million in 2024, 2023: $1.1 million and 2022: $835 thousand, of which $735 thousand, $474 thousand and $354 thousand were recognized in profit or loss during 2024, 2023 and 2022, respectively.
Total expense recognized in profit or loss during 2024, 2023 and 2022 of restricted stock granted to directors amounted to $1.4 million, $931 thousand and $895 thousand, respectively. The remaining cost pending amortization of $1.1 million at December 31, 2024 will be amortized over 2.33 years.
Restricted stock loses their restriction from the year following the anniversary date, as follows: 35% in the first and second years, and 30% in the third year.
A.    2015 Stock Incentive Plan – Directors and Executives (continued)
A summary of restricted stock granted to directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2022	145,800	16.64
Granted	57,000	14.65
Vested	(97,350)	18.71
Outstanding at December 31, 2022	105,450	14.15
Granted	63,000	17.69
Vested	(53,100)	13.75
Outstanding at December 31, 2023	115,350	16.31
Granted	57,000	29.18
Vested	(68,700)	16.05
Outstanding at December 31, 2024	103,650	23.56
Expected to vest	103,650

The fair value of vested stock during the years 2024, 2023 and 2022 was $1.1 million, $730 thousand and $1.8 million, respectively.
Restricted stock units to certain executives
Restricted stock units
The Board of Directors approved the grant of restricted stock units to certain executives of the Bank with a grant date fair value of $7.2 million in 2024, $4.6 million in 2023 and $822 thousand in 2022. The distribution of the fair value was in restricted stock units.
The fair value of the restricted stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grant date. The restricted stock units are exchanged at a ratio of 1:1 for common shares “Class E”.
Beginning with the grant awarded in 2023, the restriction period for the issuance of the restricted stock units was modified as follows: 25% vested in the month following the date of the grant, and 25% each year on the grant date's anniversary for the following three years. Previously, the restriction period for the issuance of the restricted stock units was: 25% vested each year on the grant date’s anniversary for the following four years.
Compensation costs of the restricted stock units are amortized during the period of restriction by the accelerated method. During 2024, 2023 and 2022, the cost recognized in profit or loss as a result of the amortization of these grants totaled $4.4 million, $2.4 million and $749 thousand, respectively.
Fair value of vested stock during the years 2024, 2023 and 2022 is $3.4 million, $2.4 million, and $581 thousand, respectively.
A.    2015 Stock Incentive Plan – Directors and Executives (continued)
A summary of the restricted stock units granted through December 31, 2024, to certain executives is presented below:

	Shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2022	107,529	14.99
Granted	63,056	13.03
Vested	(36,410)	15.97
Outstanding at December 31, 2022	134,175	13.80
Granted	298,951	15.36
Forfeited	(346)	14.95
Vested	(152,305)	15.57
Outstanding at December 31, 2023	280,475	14.50
Granted	338,811	21.36
Forfeited	(1,484)	14.95
Vested	(193,959)	17.73
Outstanding at December 31, 2024	423,843	18.51	2.17 years	1,564
Expected to vest	423,843	18.51	2.17 years	1,564
For the restricted share units that are expected to be released, the compensation cost pending amortization is $2.8 million in 2024 and will be amortized over 2.17 years.
Provision of restricted stock units
As of December 31, 2024, the Bank's management established a provision of $1.7 million (2023: $1.7 million) recognized in the consolidated statement of profit or loss, related to the restricted stock units that will be granted in the first quarter of 2025.
B.    Other plans - Expatriate Top Executives Plan
The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During 2024, 2023 and 2022, the Bank charged to salaries expense $50 thousand, $58 thousand and $62 thousand, respectively, that correspond to the Bank’s contributions to this plan.